Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Current accounts	$ 175,741	$ 182,056
Time deposits (with original maturities of three months or less)	104,274	36,971
Ship management client accounts	119	397
Restricted cash	2,112	147,845
Total cash and cash equivalents	$ 282,246	$ 367,269	$ 263,747	$ 342,594